Lease Arrangements - Schedule of Future Minimum Lease Payments of Non - Cancellable Operating Lease Commitments (Detail)	Dec. 31, 2018 USD ($)
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 599,393
Not Later than One Year
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	493,534
Later than One Year and not Later than Five Years
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 105,859